Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 01, 2014
Leases Disclosure [Line Items]
Operating and capital leases, expiration period	30 years
Future minimum sublease rental income	$ 36.9